12. Income Taxes (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Components of the deferred tax asset:
Bad debts	$ 1,667,997	$ 1,650,671
Non-accrual loan interest	13,731	32,497
Deferred compensation	217,803	263,127
Limited partnerships	12,646	57,212
Contingent liability - MPF program	45,042	45,042
OREO write down	10,030	15,130
Capital lease	73,141	73,424
Tax and rehab credit carryforwards	0	774,961
Unrealized loss on securities available-for-sale	3,834	24,452
Other	26,553	28,737
Total deferred tax asset	2,070,777	2,965,253
Components of the deferred tax liability:
Depreciation	237,448	242,487
Mortgage servicing rights	446,068	451,887
Investment in Partners	81,666	88,855
Core deposit intangible	278,147	370,866
Fair value adjustment on acquired loans	39,395	47,348
Total deferred tax liability	1,082,724	1,201,443
Net deferred tax asset	$ 988,053	$ 1,763,810